EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator: Basic
Earnings (loss) from continuing operations	$ 41,798	$ 67,973	$ 45,630	$ 20,168	$ (32,657)	$ 22,440	$ 15,421	$ (14,597)	$ 175,569	$ (9,393)	$ (956,473)
Net loss attributable to noncontrolling interests									2,656	5,007	1,090
Earnings (loss) from continuing operations attributable to IAC shareholders									178,225	(4,386)	(955,383)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	4,366	(3,922)	(2,488)	(1,948)	115,853	(4,795)	(2,586)	(4,727)	(3,992)	103,745	(23,439)
Net earnings (loss) attributable to IAC shareholders	48,766	64,973	42,424	18,070	86,964	17,509	13,591	(18,705)	174,233	99,359	(978,822)
Numerator: Diluted
Earnings (loss) from continuing operations	41,798	67,973	45,630	20,168	(32,657)	22,440	15,421	(14,597)	175,569	(9,393)	(956,473)
Net loss attributable to noncontrolling interests									2,656	5,007	1,090
Earnings (loss) from continuing operations attributable to IAC shareholders									178,225	(4,386)	(955,383)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	4,366	(3,922)	(2,488)	(1,948)	115,853	(4,795)	(2,586)	(4,727)	(3,992)	103,745	(23,439)
Net earnings (loss) attributable to IAC shareholders									$ 174,233	$ 99,359	$ (978,822)
Denominator: Basic
Weighted average basic shares outstanding									86,755	106,274	138,599
Denominator: Diluted
Weighted average basic shares outstanding									86,755	106,274	138,599
Dilutive securities including stock options, warrants and RSUs (in shares)									7,566
Denominator for earnings per share-weighted average shares (in shares)									94,321	106,274	138,599
Earnings per share attributable to IAC shareholders: Basic
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.53	$ 0.81	$ 0.50	$ 0.22	$ (0.30)	$ 0.22	$ 0.15	$ (0.12)	$ 2.05	$ (0.04)	$ (6.89)
Discontinued operations, net of tax (in dollars per share)									$ (0.04)	$ 0.97	$ (0.17)
Earnings (loss) per share (in dollars per share)	$ 0.58	$ 0.77	$ 0.47	$ 0.20	$ (0.90)	$ 0.17	$ 0.12	$ (0.16)	$ 2.01	$ 0.93	$ (7.06)
Earnings (loss) per share attributable to IAC shareholders: Diluted
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ (0.30)	$ 0.21	$ 0.14	$ (0.12)	$ 1.89	$ (0.04)	$ (6.89)
Discontinued operations, net of tax (in dollars per share)									$ (0.04)	$ 0.97	$ (0.17)
Earnings (loss) per share (in dollars per share)	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ (0.90)	$ 0.16	$ 0.12	$ (0.16)	$ 1.85	$ 0.93	$ (7.06)